Concentration of Risk (Details) - Customer concentrations	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	18.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%
Revenue | Customer F
Concentration Risk [Line Items]
Concentration risk (as a percent)		26.00%
Revenue | Customer G
Concentration Risk [Line Items]
Concentration risk (as a percent)		15.00%
Revenue | Customer H
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%
Revenue | Customer I
Concentration Risk [Line Items]
Concentration risk (as a percent)			16.00%
Accounts receivable | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	18.00%
Accounts receivable | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.00%
Accounts receivable | Customer E
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%
Accounts receivable | Customer F
Concentration Risk [Line Items]
Concentration risk (as a percent)		22.00%
Accounts receivable | Customer G
Concentration Risk [Line Items]
Concentration risk (as a percent)		34.00%